UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:        ______________

Central Index Key Number of securitizer:       ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001719327
Central Index Key Number of sponsor: ____________

                              MetLife Securitization Trust 2017-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001719335
Central Index Key Number of underwriter (if applicable): ____________

                           Alfred Chang, Director, (973) 355-4589
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Loan Level Exception
Schedule 3 – Exception Standard
Schedule 4A – Tax and Title Report - Tax Lien Review
Schedule 4B – Tax and Title Report - Senior Lien Title Report
Schedule 4C – Tax and Title Report - Assign Mod Report, Junior Mortgage Report
Schedule 4D – Tax and Title Report - Title Subordinate DQ Report
Schedule 4E – Tax and Title Report - Title Subordinate Judgment, Title Exception Report, Title Itemized Report
Schedule 5 – Servicing Pay History
Schedule 6 – Data Compare

99.2	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 18, 2017

METLIFE SECURITIZATION DEPOSITOR LLC (Securitizer)

By:	METROPOLITAN LIFE INSURANCE COMPANY, its Manager

By:	/s/ Colin Robina
	Name:	Colin Robina
	Title:	Director

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Loan Level Exception
Schedule 3 – Exception Standard
Schedule 4A – Tax and Title Report - Tax Lien Review
Schedule 4B – Tax and Title Report - Senior Lien Title Report
Schedule 4C – Tax and Title Report - Assign Mod Report, Junior Mortgage Report
Schedule 4D – Tax and Title Report - Title Subordinate DQ Report
Schedule 4E – Tax and Title Report - Title Subordinate Judgment, Title Exception Report, Title Itemized Report
Schedule 5 – Servicing Pay History
Schedule 6 – Data Compare

99.2	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report